UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2012
                                               ----------------------------


Check here if Amendment [   ]; Amendment Number:
                                                 -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         MacGuire, Cheswick & Tuttle Investment Counsel LLC
Address:      1020 Boston Post Road, Suite 220
              Darien, CT  06820



Form 13F File Number: 028-13200

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David P. Tuttle
Title:   Managing Director & CCO
Phone:   (203) 655-3323

Signature, Place, and Date of Signing:

/s/ David P. Tuttle                   Darien, CT               April 26, 2012
-------------------            ---------------------          ------------------
   [Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                      0
                                                 ---------------

Form 13F Information Table Entry Total:                 79
                                                 ---------------

Form 13F Information Table Value Total:             $331,708
                                                  (thousands)
                                                 ---------------


                          MacGuire, Cheswick & Tuttle
                             Investment Counsel LLC

                                    Form 13F
                                   032/31/2012


                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                   -TITLE OF CLASS- --CUSIP--  x$1000  PRN AMT  PRN CALL DSCRETN -MANAGERS-    SOLE   SHARED    NONE
APPLE,  INC.                     COM              037833100  23201    38698   SH       SOLE                   0        0      38698
ABBOTT LABORATORIES              COM              002824100   6667   108773   SH       SOLE                   0        0     108773
AGNICO EAGLE MINES               COM              008474108    947    28370   SH       SOLE                   0        0      28370
AMAZON COM INC                   COM              023135106   4857    23985   SH       SOLE                   0        0      23985
AMPHENOL CORP                    COM              032095101   7317   122415   SH       SOLE                   0        0     122415
AMERICAN EXPRESS CO.             COM              025816109   1732    29932   SH       SOLE                   0        0      29932
BANK OF AMERICA CORPORATION      COM              060505104    137    14280   SH       SOLE                   0        0      14280
BANK OF AMERICA WARRANT EXP /    WARRANTS         060505146    151    32500   SH       SOLE                   0        0      32500
BAKER HUGHES INC                 COM              057224107   4324   103100   SH       SOLE                   0        0     103100
BANK OF NEW YORK MELLON CORP     COM              064058100    462    19139   SH       SOLE                   0        0      19139
BERKSHIRE HATHAWAY INC. DEL      COM              084670702   3096    38154   SH       SOLE                   0        0      38154
BLACKSTONE                       COM              09253U108    866    54300   SH       SOLE                   0        0      54300
CAPSTONE THERAPEUTICS CORP       COM              14068E109      4    19923   SH       SOLE                   0        0      19923
CBRE GROUP, INC.                 COM              12504L109   4515   226180   SH       SOLE                   0        0     226180
CERNER CORP.                     COM              156782104    291     3820   SH       SOLE                   0        0       3820
COLGATE PALMOLIVE                COM              194162103    208     2132   SH       SOLE                   0        0       2132
CAPITAL ONE                      COM              14040H105   3777    67760   SH       SOLE                   0        0      67760
CAPITAL ONE FINL CORP WT EXP 1   WARRANTS         14040H139   2081    91175   SH       SOLE                   0        0      91175
COSTCO WHOLESALE CORP            COM              22160K105   2057    22650   SH       SOLE                   0        0      22650
CISCO SYSTEMS                    COM              17275R102   1927    91101   SH       SOLE                   0        0      91101
CHEVRON CORPORATION              COM              166764100   2248    20967   SH       SOLE                   0        0      20967
DANAHER CORPORATION              COM              235851102  13410   239470   SH       SOLE                   0        0     239470
EMC CORPORATION                  COM              268648102   4023   134650   SH       SOLE                   0        0     134650
EXPRESS SCRIPTS CL A             COM              302182100    277     5120   SH       SOLE                   0        0       5120
SPDR S&P EMERGING MARKETS SM L   ETF              78463X756    374     8140   SH       SOLE                   0        0       8140
FREEPORT MCMORAN COPPER & GO D   COM              35671D857   4066   106885   SH       SOLE                   0        0     106885
FACTSET                          COM              303075105   5579    56332   SH       SOLE                   0        0      56332
GENERAL ELECTRIC CO              COM              369604103   8342   415659   SH       SOLE                   0        0     415659
GREENHILL & CO INC               COM              395259104    532    12200   SH       SOLE                   0        0      12200
SPDR GOLD TR                     ETF              78463V107  11296    69676   SH       SOLE                   0        0      69676
HOME DEPOT INC.                  COM              437076102    225     4475   SH       SOLE                   0        0       4475
HONEYWELL INTL INC               COM              438516106   9324   152730   SH       SOLE                   0        0     152730
INTERNATIONAL BUSINESS MACHS     COM              459200101   8390    40212   SH       SOLE                   0        0      40212
ISHARES DJ US OIL EQUIP          ETF              464288844    616    11520   SH       SOLE                   0        0      11520
ISHARES TR S&P MIDCAP 400 IN E   ETF              464287507   2245    22630   SH       SOLE                   0        0      22630
ISHARES MID CAP 400 GROWTH       ETF              464287606    337     3000   SH       SOLE                   0        0       3000
ISHARES TR S&P SMALL CAP 600 I   ETF              464287804    878    11510   SH       SOLE                   0        0      11510
ISHARES SMALL CAP 600 GROWTH     ETF              464287887    327     3964   SH       SOLE                   0        0       3964
INTEL CORPORATION                COM              458140100   2748    97746   SH       SOLE                   0        0      97746
ILLINOIS TOOL WORKS INC.         COM              452308109    352     6164   SH       SOLE                   0        0       6164
JOHNSON & JOHNSON                COM              478160104   8053   122094   SH       SOLE                   0        0     122094
JPMORGAN CHASE & COMPANY         COM              46625H100   8949   194637   SH       SOLE                   0        0     194637
JPMORGAN CHASE & CO WARRANT  X   WARRANTS         46634E114   2316   173100   SH       SOLE                   0        0     173100
COCA-COLA                        COM              191216100   8842   119469   SH       SOLE                   0        0     119469
LINKEDIN                         COM              53578A108    743     7285   SH       SOLE                   0        0       7285
LAS VEGAS SANDS CORP             COM              517834107  10576   183710   SH       SOLE                   0        0     183710
MC DONALD`S CORP                 COM              580135101   2849    29040   SH       SOLE                   0        0      29040
3M CO.                           COM              88579Y101   1828    20492   SH       SOLE                   0        0      20492
ALTRIA GROUP INC.                COM              02209S103    224     7250   SH       SOLE                   0        0       7250
MICROSOFT CORP                   COM              594918104   3724   115461   SH       SOLE                   0        0     115461
ISHARES S&P NATIONAL MUNI        ETF              464288414    481     4400   SH       SOLE                   0        0       4400
MYLAN, INC.                      COM              628530107   3534   150720   SH       SOLE                   0        0     150720
ORACLE CORPORATION               COM              68389X105   6753   231575   SH       SOLE                   0        0     231575
PENN NATIONAL GAMING, INC.       COM              707569109   6785   157865   SH       SOLE                   0        0     157865
PEPSICO INC.                     COM              713448108   1191    17950   SH       SOLE                   0        0      17950
PFIZER, INC.                     COM              717081103    288    12726   SH       SOLE                   0        0      12726
PROCTER & GAMBLE                 COM              742718109   7642   113699   SH       SOLE                   0        0     113699
PHILIP MORRIS INTL INC           COM              718172109    602     6799   SH       SOLE                   0        0       6799
TRANSOCEAN LTD                   COM              H8817H100    298     5454   SH       SOLE                   0        0       5454
STARBUCKS CORP                   COM              855244109   9828   175851   SH       SOLE                   0        0     175851
SIGMA ALDRICH CORP               COM              826552101   3447    47180   SH       SOLE                   0        0      47180
SAKS INCORPORATED                COM              79377W108    214    18420   SH       SOLE                   0        0      18420
SCHLUMBERGER LTD                 COM              806857108  11623   166205   SH       SOLE                   0        0     166205
ISHARES SILVER TRUST             ETF              46428Q109    471    15000   SH       SOLE                   0        0      15000
SANDISK CORP. INC.               COM              80004C101    584    11775   SH       SOLE                   0        0      11775
S P D R TRUST UNIT SR 1          ETF              78462F103   5353    38015   SH       SOLE                   0        0      38015
SUNCOR ENERGY INC NEW            COM              867224107   2026    61970   SH       SOLE                   0        0      61970
TEVA PHARMACEUTICALS INDS. A R   COM              881624209   2006    44510   SH       SOLE                   0        0      44510
TENARIS S. A. ADR                COM              88031M109   2855    74675   SH       SOLE                   0        0      74675
U S BANCORP                      COM              902973304    712    22460   SH       SOLE                   0        0      22460
UNITED TECHNOLOGIES CORP         COM              913017109   9218   111145   SH       SOLE                   0        0     111145
VARIAN MEDICAL                   COM              92220P105   9158   132805   SH       SOLE                   0        0     132805
VANGUARD TOTAL INTL STOCK IN E   ETF              921909602    663    45352   SH       SOLE                   0        0      45352
VANGUARD EMERGING MARKETS        ETF              922042858  15086   347053   SH       SOLE                   0        0     347053
WELLS FARGO                      COM              949746101  10583   309989   SH       SOLE                   0        0     309989
WELLS FARGO WT EXP 10/28/18      WARRANTS         949746119    240    23900   SH       SOLE                   0        0      23900
WEATHERFORD                      COM              H27013103    708    46950   SH       SOLE                   0        0      46950
EXXON MOBIL CORPORATION          COM              30231G102  25708   296414   SH       SOLE                   0        0     296414
YUM BRANDS INC                   COM              988498101   1341    18845   SH       SOLE                   0        0      18845